Lease liability	12 Months Ended
Feb. 28, 2021
Lease Liabilities [Abstract]
Lease liability
13	Lease liability

	As of February 28, 2021	As of February 29, 2020
	US$	US$
Non-current liability
Lease liability	868,536	—
Current liability
Lease liability	260,429	—

In determining the right-of-use asset, the company used an interest rate of 5.25%

The lease relates to the office lease which was entered into during the financial year. The lease will expire by end of 2021 with an option to renew for another 3 years. The Group expects to renew the office lease by the end of expiry.

Subsequent to financial year end, the Group has extended the lease for another 3 years.

Right-of-use assets relate to leased properties that do not meet the definition of investment property are presented as property, plant and equipment (see Note 4).

Amounts recognized in profit or loss

	Year ended February 28, 2021	Year ended February 29, 2020	Year ended February 28, 2019
	US$	US$	US$
Depreciation on lease liability	115,931	-	-
Interest on lease liability	24,756	-	-